Right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	₨ 3,864,543		₨ 3,996,856
Additions	1,202,234		371,034
Deletions	(4,764)
Depreciation	(521,883)		(468,680)
Elimination - Intercompany			(41,915)
Translation difference	(528)		7,248
Balance as of March 31, 2020	4,539,602	$ 61,759	3,864,543
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	541,252		660,746
Additions	80,814		2,356
Deletions
Depreciation	(93,053)		(83,840)
Elimination - Intercompany			(41,915)
Translation difference	1,121		3,905
Balance as of March 31, 2020	530,134		541,252
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	289,631		294,133
Additions	289,478		77,750
Deletions
Depreciation	(93,053)		(82,252)
Balance as of March 31, 2020	486,056		289,631
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	1,647,922		1,725,787
Additions	389,718		203,472
Deletions	(4,764)
Depreciation	(315,075)		(284,680)
Translation difference	(1,649)		3,343
Balance as of March 31, 2020	1,716,152		1,647,922
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	1,385,738		1,316,190
Additions	442,224		87,456
Deletions
Depreciation	(20,702)		(17,908)
Balance as of March 31, 2020	₨ 1,807,260		₨ 1,385,738